Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2017
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
6.	Prepaid expenses and accrued income

	For the Years Ended December 31,
in CHF thousands	2017	2016
Prepaid expenses	1,440	1,278
Accrued income	2,799	889
Total	4,239	2,167

The prepaid expenses relate mainly to research contracts with down-payments at contract signature and the related activities will start or continue into 2018.

Accrued income consists of CHF 1.5 million as of December 31, 2017 associated with our Biogen collaboration and CHF 1.2 million associated with our Janssen collaboration (see Note 13). CHF 0.9 million was accrued as of December 31, 2016 and subsequently invoiced in 2017.